Cash and Bank Balances (Details) - Schedule of Cash and Bank Balances	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Cash and Bank Balances [Abstract]
Cash and bank balances	RM 3,493,475	$ 740,818	RM 4,552,611
Fixed deposits	330,214	70,024	321,643
Cash and bank balances, total	RM 3,823,689	$ 810,842	RM 4,874,254